Stockholders' Deficit - Private Company Options 2014 Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 3,792	$ 5,425
Stock-based compensation expense related to stock options	$ 3,800	$ 5,400
Stock Options 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expire period		10 years
Pricing model	Black Scholes
Share-based compensation	$ 700	$ 3,500
Unrecognized share-based compensation expense		$ 1,700
Unrecognized share-based compensation expense period to recognize		1 year 3 months 15 days
Shares, Exercised	0	0
Stock-based compensation expense related to stock options	$ 700